Trade accounts receivable - net (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Trade Accounts Receivable [Abstract]
Summary of Trade Accounts Receivable

As of December 31, 2023, 2024 and 2025, the trade accounts receivable was comprised of the following:

	December 31, 2023		December 31, 2024		December 31, 2025
Trade accounts receivable	Ps.	2,442,465	Ps.	2,793,136	Ps.	3,555,927
Expected credit loss of the year		(191,236)		(96,305)		(64,306)
	Ps.	2,251,229	Ps.	2,696,831	Ps.	3,491,621

Summary of Movements in Allowance For Doubtful Accounts

The movements for allowance for expected credit loss are recognized under operating cost in the consolidated statement of profit or loss and other comprehensive income.

	2023		2024		2025
Beginning balance	Ps.	(202,621)	Ps.	(191,236)	Ps.	(96,305)
Allowance for ECL		(43,348)		(24,459)		(27,335)
Reversal of allowance for ECL		54,733		119,390		59,334
Ending balance	Ps.	(191,236)	Ps.	(96,305)	Ps.	(64,306)

Summary of Past Due Balances of Accounts Receivable

The following are past due balances of accounts receivable, for which there has not been reserve of allowance for expected credit loss, according to the Company’s policy and their maturity date:

	December 31, 2023		December 31, 2024		December 31, 2025
Accounts receivables past due from 1 to 30 days	Ps.	124,985	Ps.	198,096	Ps.	145,488
Accounts receivables past due 31 to 60 days		48,939		58,208		48,995
Accounts receivables past due 61 to 90 days		17,409		22,496		31,384
Accounts receivables past due more than 90 days		5,967		1,511		330
	Ps.	197,300	Ps.	280,311	Ps.	226,197

Summary of Percentage of Main Clients of Company with Relation to Total of Trade Accounts Receivable

The following is the percentage of the main clients of the Company in relation to the total of the trade accounts receivable, segregating the accounts receivable of airport services (SAE) and the passengers charges (TUA) that correspond to the amounts that airlines recover from passengers on behalf of the Company and subsequently pay:

	December 31, 2023		December 31, 2024		December 31, 2025
	% receivable of TUA	% receivable of SAE	% receivable of TUA	% receivable of SAE	% receivable of TUA	% receivable of SAE
Concesionaria Vuela Compañía de Aviación, S.A.P.I. de C.V.	20.9%	2.3%	20.3%	2.2%	31.5%	2.0%
Aeroenlaces Nacionales, S.A. de C.V.	19.0%	1.7%	20.1%	0.1%	19.1%	1.0%
Aerovías de México, S.A. de C.V.	7.5%	0.6%	8.3%	0.7%	8.0%	0.5%
American Airlines, Inc.	3.5%	1.9%	4.3%	0.5%	0.2%	0.2%